Business Combinations (Detail Textual 7) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Apex	Sep. 30, 2012 Apex	Dec. 31, 2012 Apex	Dec. 31, 2011 Apex	Sep. 30, 2012 Illume Mobile	Sep. 30, 2012 Illume Mobile	Dec. 31, 2012 Illume Mobile	Dec. 31, 2011 Illume Mobile	Sep. 30, 2013 Apex and Illume Mobile's	Sep. 30, 2012 Apex and Illume Mobile's	Dec. 31, 2012 Apex and Illume Mobile's	Sep. 30, 2013 Apex and Illume Mobile's	Sep. 30, 2012 Apex and Illume Mobile's
Business Acquisition [Line Items]
Amortization of intangible assets							$ 0	$ 572,000	$ 572,000	$ 1,392,000	$ 18,000	$ 125,000	$ 125,000	$ 214,000
Net increase in interest expense							0	291,000	291,000	708,000		617,284
Number of common stock issued (in shares)								325,000	325,000				617,284
Revenue	17,575,000	18,567,000	46,067,000	54,144,000	71,501,000	58,359,000									700,000	600,000	1,500,000	2,600,000	500,000
Net loss	$ (167,000)	$ (1,014,000)	$ (3,385,000)	$ (2,535,000)	$ (3,866,000)	$ (5,168,000)									$ (100,000)	$ (700,000)	$ 1,800,000	$ (1,800,000)	$ (1,200,000)